N-2 - USD ($)																								3 Months Ended										12 Months Ended
		Jul. 31, 2024		Jul. 31, 2023		Jul. 31, 2022		Apr. 30, 2022		Apr. 30, 2021		Apr. 30, 2020		Apr. 30, 2019		Apr. 30, 2018		Apr. 30, 2017		Apr. 30, 2016		Apr. 30, 2015		Jul. 31, 2024		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2024
Cover [Abstract]
Entity Central Index Key																																		0000894242
Amendment Flag																																		false
Document Type																																		N-CSR
Entity Registrant Name																																		BlackRock Investment Quality Municipal Trust, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
BKN
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (a)	0.04%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
(a)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(b)
Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BKN. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]																																	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]																																	$ 2.5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]																																	0.04%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.52%
Other expenses	2.79
Miscellaneous	0.38
Interest expense (e)	2.41
Acquired fund fees and expenses (f)	0.01
Total annual expenses (f)	3.32
Fee waivers (d)	—
Total annual Fund operating expenses after fee waivers (d)	3.32
(c)
BKN currently pays the Manager a monthly fee at an annual contractual investment management fee rate of 0.35% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of BKN (including any assets attributable to money borrowed for investment purposes) minus the sum of BKN’s accrued liabilities
(other than money borrowed for investment purposes).
(d)
BKN and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BKN’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BKN pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30,
2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BKN (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BKN (the “Independent Trustees”)) or a majority of the outstanding voting securities of BKN), upon 90 days’ written notice by BKN to the Manager.
(e)
Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 31% of managed assets, which is the total assets of BKN, including any assets attributable to VMTP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to BKN of 5.62%, which is based on current market conditions. The actual amount of interest expense borne by BKN will vary over time in accordance with the level of BKN
’
s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of BKN for accounting purposes.

BKN uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VMTP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by BKN when it invests the proceeds from the leverage. In order to help you better understand the costs associated with BKN’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense) are 0.85%, which is based on current market conditions. The actual amount of interest expense borne by BKN will vary over time in accordance with the level of BKN’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of BKN for accounting purposes.
(f)
The total annual expenses do not correlate to the ratios to average net assets shown in BKN’s Financial Highlights for the year ended July 31, 2024, which do not include acquired fund fees and expenses.

Management Fees [Percent]	[3],[4]																																	0.52%
Acquired Fund Fees and Expenses [Percent]	[5]																																	0.01%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]																																		0.38%
Other Annual Expense 2 [Percent]	[6]																																	2.41%
Other Annual Expenses [Percent]																																		2.79%
Total Annual Expenses [Percent]	[5]																																	3.32%
Waivers and Reimbursements of Fees [Percent]	[3]																																	0.00%
Net Expense over Assets [Percent]	[3]																																	3.32%
Expense Example [Table Text Block]
The following example illustrates BKN
’
s expenses (including the sales load of $10.00 and offering costs of $0.41) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.32% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 44	$ 111	$ 182	$ 368
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BKN’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01																																		$ 44
Expense Example, Years 1 to 3																																		111
Expense Example, Years 1 to 5																																		182
Expense Example, Years 1 to 10																																		$ 368
Purpose of Fee Table , Note [Text Block]																																		The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in BKN ’ s common shares.
Basis of Transaction Fees, Note [Text Block]																																		as a percentage of offering price
Other Transaction Fees, Note [Text Block]
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.

Other Expenses, Note [Text Block]
Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 31% of managed assets, which is the total assets of BKN, including any assets attributable to VMTP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to BKN of 5.62%, which is based on current market conditions. The actual amount of interest expense borne by BKN will vary over time in accordance with the level of BKN
’
s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of BKN for accounting purposes.

BKN uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VMTP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by BKN when it invests the proceeds from the leverage. In order to help you better understand the costs associated with BKN’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense) are 0.85%, which is based on current market conditions. The actual amount of interest expense borne by BKN will vary over time in accordance with the level of BKN’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of BKN for accounting purposes.

Management Fee not based on Net Assets, Note [Text Block]	BKN currently pays the Manager a monthly fee at an annual contractual investment management fee rate of 0.35% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of BKN (including any assets attributable to money borrowed for investment purposes) minus the sum of BKN’s accrued liabilities
(other than money borrowed for investment purposes).
(d)
BKN and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BKN’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BKN pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30,
2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BKN (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BKN (the “Independent Trustees”)) or a majority of the outstanding voting
																																		securities of BKN), upon 90 days’ written notice by BKN to the Manager.
Acquired Fund Fees and Expenses, Note [Text Block]
The total annual expenses do not correlate to the ratios to average net assets shown in BKN’s Financial Highlights for the year ended July 31, 2024, which do not include acquired fund fees and expenses.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]
BKN — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 34,893	$ 9,386 (b)	$ N/A	$ 26,746 (c)	TOBs
July 31, 2024	67,800	318,920 (d)	100,000	N/A	VMTP Shares
July 31, 2023	6,819	53,248 (b)	N/A	19,505 (c)	TOBs
July 31, 2023	125,900	273,583 (d)	100,000	N/A	VMTP Shares
July 31, 2022	44,306	9,345 (b)	N/A	44,959 (c)	TOBs
July 31, 2022	125,900	243,263 (d)	100,000	N/A	VMTP Shares
April 30, 2022	125,900	288,757 (e)	100,000	N/A	VMTP Shares
April 30, 2021	125,900	328,280 (e)	100,000	N/A	VMTP Shares
April 30, 2020	125,900	303,244 (e)	100,000	N/A	VMTP Shares
April 30, 2019	125,900	315,017 (e)	100,000	N/A	VMTP Shares
April 30, 2018	125,900	308,259 (e)	100,000	N/A	VMTP Shares
April 30, 2017	125,900	310,128 (e)	100,000	N/A	VMTP Shares
April 30, 2016	125,900	329,549 (e)	100,000	N/A	VMTP Shares
April 30, 2015	125,900	319,467 (e)	100,000	N/A	VMTP Shares

BFK — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 106,690	$ 7,142 (b)	$ N/A	$ 79,711 (c)	TOBs
July 31, 2024	154,100	292,178 (d)	100,000	N/A	VMTP Shares
July 31, 2023	0	0 (b)	N/A	39,558 (c)	TOBs
July 31, 2023	270,800	291,388 (d)	100,000	N/A	VMTP Shares
July 31, 2022	100,175	9,181 (b)	N/A	99,657 (c)	TOBs
July 31, 2022	270,800	247,905 (d)	100,000	N/A	VMTP Shares
April 30, 2022	270,800	302,073 (e)	100,000	N/A	VMTP Shares
April 30, 2021	270,800	344,495 (e)	100,000	N/A	VMTP Shares
April 30, 2020	270,800	313,740 (e)	100,000	N/A	VMTP Shares
April 30, 2019	270,800	334,518 (e)	100,000	N/A	VMTP Shares
April 30, 2018	270,800	331,390 (e)	100,000	N/A	VMTP Shares
April 30, 2017	270,800	335,616 (e)	100,000	N/A	VMTP Shares
April 30, 2016	270,800	351,293 (e)	100,000	N/A	VMTP Shares
April 30, 2015	270,800	346,330 (e)	100,000	N/A	VMTP Shares

BLE — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 94,485	$ 8,979 (b)	$ N/A	$ 66,963 (c)	TOBs
July 31, 2024	174,100	315,862 (d)	100,000	N/A	VMTP Shares
July 31, 2023	33,812	27,213 (b)	N/A	64,345 (c)	TOBs
July 31, 2023	302,700	273,428 (d)	100,000	N/A	VMTP Shares
July 31, 2022	113,752	9,073 (b)	N/A	134,008 (c)	TOBs
July 31, 2022	302,700	247,830 (d)	100,000	N/A	VMTP Shares
August 31, 2021	302,700	343,975 (e)	100,000	N/A	VMTP Shares
August 31, 2020	151,300	330,223 (e)	100,000	N/A	VMTP Shares
August 31, 2019	151,300	335,723 (e)	100,000	N/A	VMTP Shares
August 31, 2018	151,300	326,330 (e)	100,000	N/A	VMTP Shares
August 31, 2017	151,300	335,890 (e)	100,000	N/A	VMTP Shares
August 31, 2016	151,300	350,213 (e)	100,000	N/A	VMTP Shares
August 31, 2015	151,300	336,529 (e)	100,000	N/A	VMTP Shares
August 31, 2014	151,300	339,946 (e)	100,000	N/A	VMTP Shares
(a)
Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VMTP

Shares in preference to common shareholders, expressed as a dollar amount per preferred share.  VMTP

Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.

(b)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

(c)	Represents weighted average daily market value of TOBs.
(d)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities
pursuant to Rule 18f-4 of
the 1940 Act.

(e)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by
multiplying the results by 100,000.

Senior Securities, Note [Text Block]
Senior Securities
The following tables set forth information regarding BKN
’
s, BFK
’
s and BLE
’
s outstanding senior securities as of the end of each Fund
’
s last ten fiscal years, as applicable.  Each
of BKN
’
s, BFK
’
s and BLE
’
s audited financial statements, including Deloitte & Touche LLP
’
s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.

BKN — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 34,893	$ 9,386 (b)	$ N/A	$ 26,746 (c)	TOBs
July 31, 2024	67,800	318,920 (d)	100,000	N/A	VMTP Shares
July 31, 2023	6,819	53,248 (b)	N/A	19,505 (c)	TOBs
July 31, 2023	125,900	273,583 (d)	100,000	N/A	VMTP Shares
July 31, 2022	44,306	9,345 (b)	N/A	44,959 (c)	TOBs
July 31, 2022	125,900	243,263 (d)	100,000	N/A	VMTP Shares
April 30, 2022	125,900	288,757 (e)	100,000	N/A	VMTP Shares
April 30, 2021	125,900	328,280 (e)	100,000	N/A	VMTP Shares
April 30, 2020	125,900	303,244 (e)	100,000	N/A	VMTP Shares
April 30, 2019	125,900	315,017 (e)	100,000	N/A	VMTP Shares
April 30, 2018	125,900	308,259 (e)	100,000	N/A	VMTP Shares
April 30, 2017	125,900	310,128 (e)	100,000	N/A	VMTP Shares
April 30, 2016	125,900	329,549 (e)	100,000	N/A	VMTP Shares
April 30, 2015	125,900	319,467 (e)	100,000	N/A	VMTP Shares

BFK — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 106,690	$ 7,142 (b)	$ N/A	$ 79,711 (c)	TOBs
July 31, 2024	154,100	292,178 (d)	100,000	N/A	VMTP Shares
July 31, 2023	0	0 (b)	N/A	39,558 (c)	TOBs
July 31, 2023	270,800	291,388 (d)	100,000	N/A	VMTP Shares
July 31, 2022	100,175	9,181 (b)	N/A	99,657 (c)	TOBs
July 31, 2022	270,800	247,905 (d)	100,000	N/A	VMTP Shares
April 30, 2022	270,800	302,073 (e)	100,000	N/A	VMTP Shares
April 30, 2021	270,800	344,495 (e)	100,000	N/A	VMTP Shares
April 30, 2020	270,800	313,740 (e)	100,000	N/A	VMTP Shares
April 30, 2019	270,800	334,518 (e)	100,000	N/A	VMTP Shares
April 30, 2018	270,800	331,390 (e)	100,000	N/A	VMTP Shares
April 30, 2017	270,800	335,616 (e)	100,000	N/A	VMTP Shares
April 30, 2016	270,800	351,293 (e)	100,000	N/A	VMTP Shares
April 30, 2015	270,800	346,330 (e)	100,000	N/A	VMTP Shares

BLE — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	Liquidation Preference (a)	Average Market Value (000)	Type of Senior Security
July 31, 2024	$ 94,485	$ 8,979 (b)	$ N/A	$ 66,963 (c)	TOBs
July 31, 2024	174,100	315,862 (d)	100,000	N/A	VMTP Shares
July 31, 2023	33,812	27,213 (b)	N/A	64,345 (c)	TOBs
July 31, 2023	302,700	273,428 (d)	100,000	N/A	VMTP Shares
July 31, 2022	113,752	9,073 (b)	N/A	134,008 (c)	TOBs
July 31, 2022	302,700	247,830 (d)	100,000	N/A	VMTP Shares
August 31, 2021	302,700	343,975 (e)	100,000	N/A	VMTP Shares
August 31, 2020	151,300	330,223 (e)	100,000	N/A	VMTP Shares
August 31, 2019	151,300	335,723 (e)	100,000	N/A	VMTP Shares
August 31, 2018	151,300	326,330 (e)	100,000	N/A	VMTP Shares
August 31, 2017	151,300	335,890 (e)	100,000	N/A	VMTP Shares
August 31, 2016	151,300	350,213 (e)	100,000	N/A	VMTP Shares
August 31, 2015	151,300	336,529 (e)	100,000	N/A	VMTP Shares
August 31, 2014	151,300	339,946 (e)	100,000	N/A	VMTP Shares

(a)
Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VMTP

Shares in preference to common shareholders, expressed as a dollar amount per preferred share.  VMTP

Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.

(b)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

(c)	Represents weighted average daily market value of TOBs.
(d)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares and TOBs) from the Fund
’
s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP

Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities
pursuant to Rule 18f-4 of
the 1940 Act.

(e)
Calculated by subtracting the Fund
’
s total liabilities (not including VMTP

Shares) from the Fund
’
s total assets and dividing this by the liquidation value of the VMTP

Shares, and by
multiplying the results by 100,000.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
The Fund
’
s investment objective is to provide high current income exempt from regular federal income tax consistent with the preservation of capital. No assurance can be given that the Fund will achieve its investment objective. As a matter of fundamental policy, under normal market conditions, the Fund will invest at least 80% of its Managed
Assets in investments the income from which is exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax). “Managed
Assets” means the Fund’s total assets (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). The Fund may invest directly in securities or synthetically through the use of derivatives. The Fund cannot change its investment objectives or the foregoing fundamental policy without the approval of the holders of a majority of the outstanding common shares and the outstanding preferred shares, including the Fund’s variable rate muni term preferred shares (“VMTP Shares”), voting together as a single class, and of the holders of a majority of the outstanding preferred shares, including the VMTP Shares, voting as a separate class. A majority of the outstanding means (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares, whichever is less.
The Fund
’
s investment policies provide that, under normal market conditions, the Fund will invest at least 80% of its Managed Assets in investment quality securities. For the purposes of the foregoing policy, an investment quality security is a security that is rated BBB or Baa or higher by Moody’s Investor Service Inc. (“Moody’s”), S&P Global
Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or another nationally recognized rating agency or, if unrated, deemed to be of comparable quality by the BlackRock Advisors, LLC
(the “Manager”). Municipal Bonds rated Baa by Moody
’
s are investment grade, but Moody
’
s considers Municipal Bonds rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for issuers of Municipal Bonds that are rated BBB or Baa (or that have equivalent ratings) to make principal and interest payments than is the case for issues of higher grade Municipal Bonds. “Municipal Bonds” means municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies or instrumentalities, each of which pays interest that, in the opinion of bond counsel to the issuer, is excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). In the case of short term notes, the investment grade rating categories are SP-1+ through SP-2 for S&P, MIG-1 through MIG-3 for Moody
’
s
and F-1+ through F-3 for Fitch. In the case of tax exempt commercial paper, the investment grade rating categories are A-1+ through A-3 for S&P, Prime-1 through Prime-3 for
Moody
’
s and F-1+ through F-3 for Fitch. Obligations ranked in the lowest investment grade rating category (BBB, SP-2 and A-3 for S&P; Baa, MIG-3 and Prime-3 for Moody
’
s
and BBB and F-3 for Fitch), while considered “investment grade,” may have certain speculative characteristics. There may be sub-categories or gradations indicating relative standing within the rating categories set forth above. In assessing the quality of Municipal Bonds with respect to the foregoing requirements, the Manager takes into account the nature of any letters of credit or similar credit enhancement to which particular Municipal Bonds are entitled and the creditworthiness of the financial institution that provided such credit enhancement.
The Fund may invest up to 20% of its Managed Assets, measured at the time of investment, in securities rated BB/Ba or B by Moody
’
s S&P, Fitch or another nationally
recognized rating agency or, if unrated, deemed to be of comparable credit quality by the Manager. Bonds of below investment grade quality (Ba/BB or below) are commonly referred to as “junk bonds.” Bonds of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer
’
s capacity to
pay interest and repay principal. Such securities, sometimes referred to as “high yield” or “junk” bonds, are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. Below investment grade securities and comparable unrated securities involve substantial risk of loss, are considered speculative with respect to the issuer
’
s ability to pay interest and
any required redemption or principal payments and are susceptible to default or decline in market value due to adverse economic and business developments.
The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security if a rating agency downgrades its assessment of the credit characteristics of a particular issuer. In determining whether to retain or sell a security that a rating agency has downgraded, the Manager may consider such factors as the Manager
’
s assessment of the credit quality of the issuer of the security, the price at which the security could be sold and the rating, if any, assigned to the security by other rating agencies. In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater risk of loss than if such security had been sold prior to such downgrade.
The Fund does not ordinarily invest more than 25% of its managed assets (taken at market value) in municipal obligations whose issuers are located in the same state.
In addition, the Fund may purchase Municipal Bonds that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide these credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund
’
s income. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Fund’s common shares. The Fund may purchase insured bonds and may purchase insurance for bonds in its portfolio.
The Fund may invest in certain tax exempt securities classified as “private activity bonds” (or industrial development bonds, under pre-1986 law) (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to an alternative minimum tax. The percentage of the Fund
’
s total assets invested in private activity
bonds will vary from time to time. The Fund expects that a portion of the income it produces will be includable in alternative minimum taxable income.
The average maturity of the Fund
’
s portfolio securities varies from time to time based upon an assessment of economic and market conditions by the Manager. The Fund
’
s
portfolio at any given time may include long-term and intermediate-term Municipal Bonds.
The Fund
’
s stated expectation is that it will invest in Municipal Bonds that, in the Manager
’
s opinion, are underrated or undervalued. Underrated Municipal Bonds are those whose ratings do not, in the opinion of the Manager, reflect their true higher creditworthiness. Undervalued Municipal Bonds are bonds that, in the opinion of the Manager, are worth more than the value assigned to them in the marketplace. The Manager may at times believe that bonds associated with a particular municipal market sector (for example, but not limited to electric utilities), or issued by a particular municipal issuer, are undervalued. The Manager may purchase those bonds for the Fund
’
s portfolio
because they represent a market sector or issuer that the Manager considers undervalued, even if the value of those particular bonds appears to be consistent with the value of similar bonds. Municipal Bonds of particular types (for example, but not limited to hospital bonds, industrial revenue bonds or bonds issued by a particular municipal issuer)
may be undervalued because there is a temporary excess of supply in that market sector, or because of a general decline in the market price of Municipal Bonds of the market sector for reasons that do not apply to the particular Municipal Bonds that are considered undervalued. The Fund
’
s investment in underrated or undervalued Municipal Bonds
will be based on the Manager’s belief that their yield is higher than that available on bonds bearing equivalent levels of interest rate risk, credit risk and other forms of risk, and that their prices will ultimately rise, relative to the market, to reflect their true value. Any capital appreciation realized by the Fund will generally result in capital gain distributions subject to federal capital gains taxation.
The Fund ordinarily does not intend to realize significant investment income not exempt from federal income tax. From time to time, the Fund may realize taxable capital gains.
Federal tax legislation has limited the types and volume of bonds the interest on which qualifies for a federal income tax exemption. As a result, this legislation and legislation that may be enacted in the future may affect the availability of Municipal Bonds for investment by the Fund.
Leverage:

The Fund may utilize leverage to seek to enhance the yield and net asset value of its common shares. However, this objective cannot be achieved in all interest rate environments. The Fund currently leverages its assets through the use of VMTP Shares and residual interest municipal tender option bonds (“TOB Residuals”), which are derivative interests in municipal bonds. The TOB Residuals in which the Fund will invest pay interest or income that, in the opinion of counsel to the issuer of such TOB
Residuals, is exempt from regular U.S. federal income tax.
The Fund may purchase and sell futures contracts, enter into various interest rate transactions and may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts.
The Fund may enter into interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund may enter into credit default swap agreements for hedging purposes or to seek to increase its return.
The Fund may enter into derivative securities transactions that have leverage embedded in them.
As temporary investments, the Fund may invest in repurchase agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to its investment restrictions.

Risk Factors [Table Text Block]
Risk Factors
This section contains a discussion of the general risks of investing in each Fund. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time. Each risk noted below is applicable to each Fund unless the specific Fund or Funds are noted
in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Investment and Market Discount Risk:
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Fund should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate
and distinct from the risk that the Fund’s net asset value
could decrease as a result of its investment activities. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment, market discount and certain other risks will be magnified.
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%.
(Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the
Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
Municipal Securities Risks:
Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•
General Obligation Bonds Risks
 —
Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•
Revenue Bonds Risks
 —
These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks
 —
Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The
Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
•
Moral Obligation Bonds Risks
 —
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•
Municipal Notes Risks
 —
Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
•
Municipal Lease Obligations Risks
 —
In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•
Tax-Exempt Status Risk
 —
The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’
counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.
Taxability Risk:
The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. Alternatively, the Fund might enter into an agreement with the IRS to pay an agreed upon amount in lieu of the IRS adjusting individual shareholders’ income tax liabilities. If the Fund agrees to enter into such an agreement, the Fund’s yield could be adversely affected. Further, shareholders at the time the Fund enters into such an agreement that were not shareholders when the dividends in question were paid would bear some cost for a benefit they did not receive. Federal tax legislation may limit the types and volume of bonds the interest on which qualifies for a federal income tax-exemption. As a result, current legislation and legislation that may be enacted in the future may affect the availability of municipal securities for investment by the Fund. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.
Insurance Risk:
Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures
.
However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
High Yield Bonds Risk:
Although junk bonds generally pay higher rates of interest than investment grade
bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.
U.S. Government Obligations Risk (BLE and MVF):
Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and
U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.
When-Issued and Delayed Delivery Securities and Forward Commitments Risk (BKN and MQT):
When-issued and delayed delivery securities and
forward
commitments
involve the risk that the security the Fund buys will lose value prior
to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Defensive Investing Risk (BKN, BFK and MQT):
For defensive purposes, the Fund may, as part of its proprietary volatility control process, allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depositary institution holding the cash.
Repurchase Agreements and Purchase and Sale Contracts Risk (BKN, BFK and MQT):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
Reverse Repurchase Agreements Risk (BKN, BFK, BLE, MVF and MQT):
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Leverage Risk:
The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Derivatives Risk:
The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
•
Operational Risk
 —
The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk
 —
The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.
Tender Option Bonds Risk:
The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest special purpose trusts formed for the purpose of holding municipal bonds contributed by one or more funds (“TOB Trusts”) on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Illiquid Investments Risk:
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the
Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Investment Companies and ETFs Risk (BFK and BLE):
Subject to the limitations set forth in the Investment Company Act of 1940, as amended, and the rules thereunder, the Fund may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses
(to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
Preferred Securities Risk (BFK):
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Share Price [Table Text Block]
Share Price Data
The following tables summarize each Fund
’
s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices.  The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BKN — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
July 31, 2024	$ 12.28	$ 11.64	$ 12.99	$ 12.67	(5.47) %	(8.13) %	2,345,223
April 30, 2024	12.51	11.69	13.08	13.08	(4.36)	(10.63)	2,544,519
January 31, 2024	12.05	9.89	13.30	11.58	(9.40)	(14.59)	4,532,185
October 31, 2023	11.77	9.60	13.13	11.55	(10.36)	(16.88)	3,633,652
July 31, 2023	11.77	11.11	13.18	12.81	(10.70)	(13.27)	3,696,241
April 30, 2023	13.05	11.54	13.43	13.12	(2.83)	(12.04)	4,141,395
January 31, 2023	12.81	10.88	12.99	11.90	(1.39)	(8.57)	5,387,216
October 31, 2022	16.19	10.86	13.76	11.79	17.66	(7.89)	2,997,779
As of July 31, 2024, BKN
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $12.19, $13.07, and (6.73)%, respectively.

Common shares of BKN and BFK have historically traded at both a premium and discount to NAV.
Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, managed distribution plans, or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to the NAV.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10.

CAPITAL SHARE TRANSACTIONS
BKN is authorized to issue 200 million shares, all of which were initially classified as Common Shares.  BFK and BLE are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for BKN’s Common Shares is $0.01. The par value of BFK and BLE Common Shares is $0.001. The par value for BKN
’
s Preferred Shares outstanding is $0.01. The par value for BFK and BLE Preferred Shares is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MHD, MVT and MQT are each authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for MHD, MVT and MQT Common
Shares is $0.10. The par value for MHD, MVT and MQT Preferred Shares outstanding is $0.10. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
MVF is authorized to issue 160 million shares, 150 million of which were initially classified as Common Shares, par value $0.10 per share and 10 million of which were classified as Preferred Shares, par value $0.10 per share.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended
Fund Name	07/31/24	07/31/23
BKN	—	10,958
MQT	—	13,932
The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Fund may repurchase up to 5% of its outstanding common shares under the
Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Fund’s NAV. There is no assurance that the Funds will purchase shares in any particular amounts.
The total cost of the shares repurchased is reflected in each

Fund
’
s

Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:

	BKN
	Shares	Amounts
Year Ended July 31, 2024	233,302	$ 2,461,995
Year Ended July 31, 2023	180,126	2,064,795

	BFK
	Shares	Amounts
Year Ended July 31, 2024	592,796	$ 5,545,723
Year Ended July 31, 2023	593,445	5,916,445

	BLE
	Shares	Amounts
Year Ended July 31, 2024	545,996	$ 5,278,307
Year Ended July 31, 2023	583,612	6,114,272

	MHD
	Shares	Amounts
Year Ended July 31, 2024	637,511	$ 6,897,831
Year Ended July 31, 2023	577,661	6,750,046

	MVF
	Shares	Amounts
Year Ended July 31, 2024	604,049	$ 3,869,138
Year Ended July 31, 2023	785,973	5,324,949

	MVT
	Shares	Amounts
Year Ended July 31, 2024	244,533	$ 2,399,715
Year Ended July 31, 2023	263,847	2,806,926

	MQT
	Shares	Amounts
Year Ended July 31, 2024	239,935	$ 2,265,141
Year Ended July 31, 2023	223,466	2,280,782
BKN, BFK and BLE have filed a prospectus with the SEC allowing it to issue an additional 5,000,000, 10,000,000 and 15,000,000 Common Shares, respectively, through an equity Shelf Offering. Under the Shelf Offering, BKN, BFK and BLE, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Fund’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 4,634,875,
9,998,351 and 14,822,320 Common Shares, respectively, remain available for issuance under the Shelf Offering. For the year ended July 31, 2024, Common Shares issued and outstanding under the Shelf Offering remained constant. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BKN, BFK and BLE in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
On May 3, 2024, the Board approved MVF’s adoption of a discount management program (the “Program”) that is comprised of six 3-month measurement periods, expiring with the measurement period ending September 30, 2025, unless continued by the Board. Under the Program, the Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 7.5% during a 3-month measurement period. The Board approved the Fund offering to repurchase 2.5% of its outstanding common shares for the first measurement period, which began on April 1, 2024 and ended on June 30, 2024, as the discount trigger was met. The results of the second through sixth measurement periods, and any action approved by the Board as a result, will be announced promptly after the end of each applicable measurement period. There is no guarantee that shareholders will be able to sell all of the shares that they desire to sell in any particular tender offer that is executed and there can be no assurance as to the effect that the Program will have on the market for the Fund’s shares or the discount at which the Fund’s shares may trade relative to its NAV.
As a result of the discount trigger being met during the first measurement period under
the Program, MVF conducted a tender offer for 2.5% of its outstanding common shares, at a price equal to 98% of the NAV per share, determined on the business day after the tender offer expired. The tender offer expired on August 21, 2024 and the results of the tender offers were as follows:

Commencement Date of Tender Offer Period (a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares to be Purchased	Tendered Shares to be Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
07/22/24	08/22/24	26,471,815	41.7%	1,586,158	2.5%	$7.9086	$12,544,289

(a)	Date the tender offer period began.
Preferred Shares
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VMTP Shares
Each Fund (for purposes of this section, each a “VMTP Fund”) has issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Fund may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances.
As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:

Fund Name	Issue Date (a)	Shares Issued	Aggregate Principal	Term Redemption Date	Moody ’ s Rating	Fitch Rating
BKN	12/20/23	678	$ 67,800,000	07/02/25	Aa1	AA
BFK	12/20/23	1,541	154,100,000	07/02/25	Aa1	AA
BLE	12/20/23	1,741	174,100,000	07/02/25	Aa1	AA
MHD	12/20/23	2,140	214,000,000	07/02/25	Aa1	AA
MVF	12/20/23	1,536	153,600,000	07/02/25	Aa1	AA
MVT	12/20/23	777	77,700,000	07/02/25	Aa1	AA
MQT	12/20/23	786	78,600,000	07/02/25	Aa1	AA

(a)
On December 20, 2023, each VMTP Fund issued VMTP Shares and used the proceeds of the issuance to redeem all of their respective outstanding VMTP Shares. The newly-issued
VMTP Shares and the redeemed VMTP Shares have substantially similar terms.

Redemption Terms:
A VMTP Fund is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.

There
is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Fund is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Fund. With respect to each Fund, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If each Fund redeems the VMTP
Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.
Dividends:
Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and
Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Fund fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.
For the year ended July 31, 2024, the average annualized dividend rates for the VMTP Shares were as follows:

	BKN	BFK	BLE	MHD	MVF	MVT	MQT
Dividend rates	5.06%	5.04%	5.04%	5.02%	5.01%	5.06%	5.00%
For the year

ended

July 31, 2024, VMTP shares issued and outstanding decreased by the following amounts as a result of redemption of shares.

Fund Name	Shares Redeemed
BKN	581
BFK	1,167
BLE	1,286
MHD	1,338
MVF	902
MVT	623
MQT	379
Offering Costs:
The Funds incurred costs in connection with the issuance of VMTP Shares,  which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VMTP Shares.

Amortization of these costs is included in interest expense, fees and amortization of offering costs in the
Statements of Operations.
Financial Reporting:
The VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the
Statements of Assets and Liabilities, and the dividends accrued and paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends	Deferred Offering Costs Amortization
BKN	$ 4,243,666	$ —
Fund Name	Dividends	Deferred Offering Costs Amortization
BFK	$ 9,393,630	$ —
BLE	10,565,968	—
MHD	12,605,743	—
MVF	8,944,332	—
MVT	4,800,596	—
MQT	4,451,502	—

Outstanding Securities [Table Text Block]																																		BKN is authorized to issue 200 million shares, all of which were initially classified as Common Shares.
Outstanding Security, Authorized [Shares]																																		200,000,000
Investment and Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Discount Risk:
An investment in the Fund’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Fund’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Fund should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate
and distinct from the risk that the Fund’s net asset value
could decrease as a result of its investment activities. At any point in time an investment in the Fund’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund. During periods in which the Fund may use leverage, the Fund’s investment, market discount and certain other risks will be magnified.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%.
(Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the
Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.
To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Municipal Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risks:
Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•
General Obligation Bonds Risks
 —
Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•
Revenue Bonds Risks
 —
These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks
 —
Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The
Fund’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.
•
Moral Obligation Bonds Risks
 —
Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.
•
Municipal Notes Risks
 —
Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.
•
Municipal Lease Obligations Risks
 —
In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.
•
Tax-Exempt Status Risk
 —
The Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’
counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities.

Taxability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Taxability Risk:
The Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for U.S. federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to the Fund’s acquisition of the securities. In that event, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased U.S. federal income tax liabilities. Alternatively, the Fund might enter into an agreement with the IRS to pay an agreed upon amount in lieu of the IRS adjusting individual shareholders’ income tax liabilities. If the Fund agrees to enter into such an agreement, the Fund’s yield could be adversely affected. Further, shareholders at the time the Fund enters into such an agreement that were not shareholders when the dividends in question were paid would bear some cost for a benefit they did not receive. Federal tax legislation may limit the types and volume of bonds the interest on which qualifies for a federal income tax-exemption. As a result, current legislation and legislation that may be enacted in the future may affect the availability of municipal securities for investment by the Fund. In addition, future laws, regulations, rulings or court decisions may cause interest on municipal securities to be subject, directly or indirectly, to U.S. federal income taxation or interest on state municipal securities to be subject to state or local income taxation, or the value of state municipal securities to be subject to state or local intangible personal property tax, or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk:
Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures
.
However, insurance does not protect against losses caused by declines in a municipal security’s value. The Fund cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.

High Yield Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Bonds Risk:
Although junk bonds generally pay higher rates of interest than investment grade
bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Fund.

U.S. Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Obligations Risk (BLE and MVF):
Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and
U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued and Delayed Delivery Securities and Forward Commitments Risk (BKN and MQT):
When-issued and delayed delivery securities and
forward
commitments
involve the risk that the security the Fund buys will lose value prior
to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Defensive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defensive Investing Risk (BKN, BFK and MQT):
For defensive purposes, the Fund may, as part of its proprietary volatility control process, allocate assets into cash or short-term fixed-income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective. Further, the value of short-term fixed-income securities may be affected by changing interest rates and by changes in credit ratings of the investments. If the Fund holds cash uninvested it will be subject to the credit risk of the depositary institution holding the cash.

Repurchase Agreements and Purchase and Sale Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements and Purchase and Sale Contracts Risk (BKN, BFK and MQT):
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk (BKN, BFK, BLE, MVF and MQT):
Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk:
The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Fund cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Fund employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Fund’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk:
The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
•
Operational Risk
 —
The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk
 —
The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Tender Option Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tender Option Bonds Risk:
The Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest special purpose trusts formed for the purpose of holding municipal bonds contributed by one or more funds (“TOB Trusts”) on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments Risk:
The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the
Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Investment Companies and ETFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies and ETFs Risk (BFK and BLE):
Subject to the limitations set forth in the Investment Company Act of 1940, as amended, and the rules thereunder, the Fund may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses
(to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Fund may invest may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Fund) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Risk of Investing in the United States [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Market Risk and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by
Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk (BFK):
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Note [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Investment Quality Municipal Trust, Inc.
’
s (BKN) (the “Fund”)
investment objective is to provide high current income exempt from regular U.S. federal income tax consistent with the preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations that pay interest that is exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in securities rated investment grade at the time of investment. The Fund may invest up to 20% of its assets in unrated securities that are deemed by the investment adviser to be of comparable quality. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.

Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																		Preferred Shares
Security Dividends [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Security Voting Rights [Text Block]
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Security Liquidation Rights [Text Block]																																		A Fund ’ s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Preferred Stock Restrictions, Arrearage [Text Block]
The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200%
of the liquidation preference of the Fund
’
s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares
’
governing instruments, a Fund is restricted from
declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Rights Limited by Other Securities [Text Block]
A Fund
’
s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares
(one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board,
(ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund
’
s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Outstanding Security, Authorized [Shares]																																		7,121
Outstanding Security, Held [Shares]																																		678
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid																								$ 11.64		$ 11.69	$ 9.89	$ 9.6	$ 11.11		$ 11.54	$ 10.88	$ 10.86
Highest Price or Bid																								12.28		12.51	12.05	11.77	11.77		13.05	12.81	16.19
Lowest Price or Bid, NAV																								12.67		13.08	11.58	11.55	12.81		13.12	11.9	11.79
Highest Price or Bid, NAV																								$ 12.99		$ 13.08	$ 13.3	$ 13.13	$ 13.18		$ 13.43	$ 12.99	$ 13.76
Highest Price or Bid, Premium (Discount) to NAV [Percent]																								(5.47%)		(4.36%)	(9.40%)	(10.36%)	(10.70%)		(2.83%)	(1.39%)	17.66%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]																								(8.13%)		(10.63%)	(14.59%)	(16.88%)	(13.27%)		(12.04%)	(8.57%)	(7.89%)
Share Price		$ 12.19																						$ 12.19										$ 12.19
NAV Per Share		$ 13.07																						$ 13.07										$ 13.07
Latest Premium (Discount) to NAV [Percent]																																		(6.73%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]																																		Common Shares
Outstanding Security, Authorized [Shares]																																		199,992,879
Outstanding Security, Held [Shares]																																		17,205,846
TOBs [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 34,893,000		$ 6,819,000		$ 44,306,000																		$ 34,893,000					$ 6,819,000					$ 34,893,000
Senior Securities Coverage per Unit	[7]	$ 9,386		$ 53,248		$ 9,345																		$ 9,386					$ 53,248					$ 9,386
Preferred Stock Liquidating Preference	[8]
Senior Securities Average Market Value per Unit	[9]	$ 26,746,000		$ 19,505,000		$ 44,959,000
VMTP Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 67,800,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 125,900,000		$ 67,800,000					$ 125,900,000					$ 67,800,000
Senior Securities Coverage per Unit		$ 318,920	[10]	$ 273,583	[10]	$ 243,263	[10]	$ 288,757	[11]	$ 328,280	[11]	$ 303,244	[11]	$ 315,017	[11]	$ 308,259	[11]	$ 310,128	[11]	$ 329,549	[11]	$ 319,467	[11]	$ 318,920	[10]				$ 273,583	[10]				$ 318,920 [10]
Preferred Stock Liquidating Preference	[8]	100,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000		100,000		$ 100,000					$ 100,000					$ 100,000
Senior Securities Average Market Value per Unit			[9]

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
[2]	Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BKN. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	BKN and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BKN’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BKN pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BKN (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BKN (the “Independent Trustees”)) or a majority of the outstanding voting securities of BKN), upon 90 days’ written notice by BKN to the Manager.
[4]	BKN currently pays the Manager a monthly fee at an annual contractual investment management fee rate of 0.35% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of BKN (including any assets attributable to money borrowed for investment purposes) minus the sum of BKN’s accrued liabilities (other than money borrowed for investment purposes).
[5]	The total annual expenses do not correlate to the ratios to average net assets shown in BKN’s Financial Highlights for the year ended July 31, 2024, which do not include acquired fund fees and expenses.
[6]	Assumes the use of leverage in the form of tender option bond transactions and preferred shares representing 31% of managed assets, which is the total assets of BKN, including any assets attributable to VMTP Shares and TOB Trusts, if any, minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares), at an annual cost of leverage to BKN of 5.62%, which is based on current market conditions. The actual amount of interest expense borne by BKN will vary over time in accordance with the level of BKN’s use of tender option bond transactions and variations in market interest rates, as well as preferred shares transactions and changes to agreement terms with counterparties. Interest expense is required to be treated as an expense of BKN for accounting purposes. BKN uses leverage to seek to enhance its returns to common shareholders. This leverage generally takes two forms: the issuance of VMTP Shares and investment in TOBs. Both forms of leverage benefit common shareholders if the cost of the leverage is lower than the returns earned by BKN when it invests the proceeds from the leverage. In order to help you better understand the costs associated with BKN’s leverage strategy, the total annual fund operating expenses after fee waivers (excluding interest expense) are 0.85%, which is based on current market conditions. The actual amount of interest expense borne by BKN will vary over time in accordance with the level of BKN’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of BKN for accounting purposes.
[7]	Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.
[8]	Represents the amount to which a holder of preferred shares would be entitled upon the liquidation of VMTP Shares in preference to common shareholders, expressed as a dollar amount per preferred share. VMTP Shares are considered debt of the issuer; therefore, the liquidation preference approximates fair value.
[9]	Represents weighted average daily market value of TOBs.
[10]	Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000. Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act.
[11]	Calculated by subtracting the Fund’s total liabilities (not including VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.